Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Personnel Compensation (Including Directors)
Compensation to key management personnel (including one director) that are employed by the Group:

	For the year ended December 31
	2017		2016		2015
	Number	USD	Number of	USD	Number	USD
	of people	thousands	people	thousands	of people	thousands
Employee benefits	11	3,270	9	2,752	9	2,092
Share-based payments	11	1,841	9	1,865	9	1,285
		5,111		4,617		3,377

Compensation to directors:

	For the year ended December 31
	2017		2016		2015
	Number	USD	Number of	USD	Number	USD
	of people	thousands	people	thousands	of people	thousands

Total compensation to directors employed by the Company*	1	387	1	199	1	187

Compensation to independent directors**	4	753	5	354	4	423

*	Including share-based payments in the amount of USD 255 thousand, USD 82 thousand and USD 78 thousand in 2017, 2016 and 2015, respectively.
**	Including share-based payments in the amount of USD 519 thousand, USD 194 thousand and USD 287 thousand in 2017, 2016 and 2015, respectively.